Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended				12 Months Ended
	Sep. 30, 2019	Apr. 30, 2019	Oct. 31, 2018	Jan. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Related party outstanding					$ 1.2	$ 0.9
Mr Beaty [Member]
Disclosure of transactions between related parties [line items]
Proceeds from related party debt		$ 20.0
Debt maturity term		one-year
Repayments of related party debt	$ 20.0
Common shares issued during the period			2,736,842	3,700,000
Debenture Outstanding				$ 15.0
Proceeds From Issue Of Private Placements			$ 10.0
Related party Accrued Interest outstanding					1.2
Related party outstanding					$ 13.2	$ 12.2